Business Activity	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Business Activity
NOTE 1. BUSINESS ACTIVITY
On September 1, 2021 (the “Closing Date”), we consummated the transactions contemplated by the Agreement and Plan of Merger, dated March 17, 2021 (the “Merger Agreement”), by and among OfferPad, Inc. (“Old Offerpad”), Supernova Partners Acquisition Company, Inc., a Delaware corporation (“Supernova”), and Orchids Merger Sub, Inc., a Delaware corporation (“Merger Sub”). Pursuant to these transactions, Merger Sub merged with and into Old Offerpad, with Old Offerpad becoming a wholly owned subsidiary of Supernova (the “Business Combination” and, collectively with the other transactions described in the Merger Agreement, the “Transactions”). On the Closing Date, and in connection with the closing of the Transactions (the “Closing”), Supernova changed its name to Offerpad Solutions Inc. (“Offerpad Solutions”). Unless the context otherwise requires, references in this prospectus to the “Company,” “Offerpad,” “we,” “us,” or “our” refer to the business of Old Offerpad, which became the business of Offerpad Solutions and its subsidiaries following the Closing.
Offerpad was founded in 2015 and together with its subsidiaries, is a customer-centric, home buying and selling platform that provides customers with the ultimate home transaction experience, offering convenience, control, certainty, and value. The Company is headquartered in Chandler, Arizona and operated in nearly 1,500 cities and towns across 21 metropolitan markets in the United States as of December 31, 2021.